COMMITMENTS AND CONTINGENCIES	9 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Text Block]
NOTE 7. COMMITMENTS AND CONTINGENCIES

The Company, as a lessee of oil and gas properties, is subject to various federal, state and local laws and regulations relating to discharge of materials into, and protection of, the environment. These laws and regulations may, among other things, impose liability on the lessee under an oil and gas lease for the cost of pollution clean-up resulting from operations and subject the lessee to liability for pollution damages. In some instances, the Company may be directed to suspend or cease operations in the affected area.  The Company is not aware of any environmental claims existing as of September 30, 2012, which have not been provided for, covered by insurance or otherwise have a material impact on its financial position or results of operations. There can be no assurance, however, that current regulatory requirements will not change, or past noncompliance with environmental laws will not be discovered on the Company’s properties.

Operating Lease

The Company has a non-cancelable lease for its office in Austin, Texas. The following table summarizes the Company’s future minimum payments as of September 30, 2012:

	Total	2012	2013	2014	Thereafter

Office leases	$189,903	$16,818	$68,206	$69,608	$35,271

Rental expense was approximately $22,841 and $0 for the three months ended September 30, 2012 and 2011, respectively, and $40,039 and $0 for the nine months ended September 30, 2012 and 2011, respectively.  Deferred rent was approximately $10,382 as of  September 30, 2012.